Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Service and other	$ 908,061	$ 1,016,769	$ 1,069,439
Product	34,830	24,335	39,436
	942,891	1,041,104	1,108,875
Costs and expenses:
Service and other costs	513,087	530,575	517,746
Product costs	31,834	19,040	34,612
Selling, general and administrative expenses	70,345	69,590	64,206
Spin-off and formation costs	4,350
Depreciation and amortization expense	174,970	167,213	139,047
Impairment expense	290,508
Other operating expense (income)	688	(4,770)	335
	1,085,782	781,648	755,946
Operating income (loss)	(142,891)	259,456	352,929
Interest expense to affiliates	(6,980)	(18,933)	(20,456)
Interest expense to third-parties, net of capitalized interest	(14,396)	(6,029)	(7,415)
Loss on extinguishment of debt	(3,455)	(1,207)
Interest income	3,915	2,332	1,712
Other income	7,524	3,749	3,438
Income (loss) before income taxes	(156,283)	239,368	330,208
Income tax provision	(31,379)	(56,056)	(84,266)
Net income (loss)	(187,622)	183,312	245,942
Less: Net income (loss) attributable to noncontrolling interest	1,381	1,436	1,221
Net income (loss) attributable to Civeo Corporation.	$ (189,043)	$ 181,876	$ 244,721
Per Share Data (see Note 5)
Basic net income (loss) per share attributable to Civeo Corporation common stockholders (in Dollars per share)	$ (1.77)	$ 1.70	$ 2.29
Diluted net income (loss) per share attributable to Civeo Corporation common stockholders. (in Dollars per share)	$ (1.77)	$ 1.70	$ 2.29
Weighted average number of common shares outstanding:
Basic (in Shares)	106,306	106,293	106,293
Diluted (in Shares)	106,306	106,460	106,460
Dividends per common share (in Dollars per share)	$ 0.26